Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents.
Short term deposit	€ 13,328	€ 28,220
Current accounts	9,401	5,966
Total cash and cash equivalents	€ 22,729	€ 34,186	€ 27,724	€ 21,610